UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    NSB Advisors LLC
Address: 901 South Bond Street Suite 400
         Baltimore, MD  21231

13F File Number:  028-13807

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William S. Harrison
Title:     Chief Compliance Officer
Phone:     (410) 537-5318

Signature, Place, and Date of Signing:

 /s/  William S. Harrision     Baltimore, MD     October 27, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    4

Form 13F Information Table Value Total:    $255,306 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERDEEN ASIA PACIFIC INCOM    COM              003009107       70    70450 SH       DEFINED                     0        0       70
AMGEN INC                      COM              031162100     2387    43308 SH       DEFINED                     0        0     2387
APCO OIL & GAS INTERNATIONAL   SHS              g0471f109   209595  6055914 SH       DEFINED                     0        0   209595
ARGAN INC                      COM              04010E109    43254  4626069 SH       DEFINED                     0        0    43254